LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Oct. 08, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Liquidity And Going Concern
Negative cash flow from operating activities		$ (500)	$ 24
Cash and cash equivalents		$ 1,861		$ 3,007
Ordinary shares issued	1,750,000
Ordinary shares at price per share	$ 4.00
Gross proceeds	$ 7,000